Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management [abstract]
Schedule of Contractual Maturities of Financial Liabilities
The following table presents the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	December 31, 2020
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$21,131	$21,131	$-	$-	$-
Glencore pre-payment facility	2,862	2,862	-	-	-
Convertible debenture	10,000	-	10,000	-	-
Interest on convertible debenture	1,353	600	753	-	-
Promissory note	5,000	-	5,000	-	-
Interest on promissory note	511	356	155	-	-
Government loan	4,499	947	3,552	-	-
Loan payable	6,025	6,025	-	-	-
Projected pension contributions	6,480	2,228	2,120	1,699	433
Decommissioning provision	10,029	-	-	-	10,029
Other long-term liabilities	4,619	-	4,068	22	529
	$72,509	$34,149	$25,648	$1,721	$10,991

Schedule of Lease liabilities
Minimum lease payments in respect to lease liabilities are included in trade and other payables and other long-term liabilities as follows:

	December 31, 2020
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$2,667	$2,667	$-	$-	$-
Other long-term liabilities	3,710	-	3,688	22	-
	$6,377	$2,667	$3,688	$22	$-

Schedule of Summarizes Continuity of the Company's Total Lease Liabilities
The following table summarizes the continuity of the Company’s total lease liabilities discounted using an incremental borrowing rate ranging from 5% to 12% applied during the year:

	December 31,	December 31,
	2020	2019

Lease liabilities, beginning of year	$7,025	$270
IFRS 16 adoption	-	527
Additions	1,962	6,478
Lease principal payments	(2,594)	(234)
Lease interest payments	(759)	(50)
Accretion on lease liabilities	743	34
Lease liabilities, end of year	$6,377	$7,025

Schedule of Market Risks
Financial instruments that may impact the Company’s net loss or other comprehensive loss due to currency fluctuations include CAD and MXP denominated assets and liabilities which are included in the following table:

	As at December 31, 2020
	CAD	MXP

Cash and cash equivalents	$573	$103
Trade and other receivables	36	2,297
Trade and other payables	2,513	5,816

Schedule of Sensitivity Analysis for Market Risks
As at December 31, 2020, the CAD/USD and MXP/USD exchange rates were 1.27 and 19.95 respectively. The sensitivity of the Company’s net loss and comprehensive loss due to changes in the exchange rates for the year ended December 31, 2020 is included in the following table:

	CAD/USD	MXP/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$945	$697
Other comprehensive loss	(47)	32

Schedule of Fair Value Measurements
	December 31,	December 31,
	2020	2019

Level 1
Cash and cash equivalents	$4,705	$19,998
Restricted cash	4,082	4,007

Level 2
Trade and other receivables	5,102	5,269
Derivative instruments	4,568	3,855
Loan payable	5,564	-
Glencore pre-payment facility	2,862	5,602
Convertible debenture	9,953	9,935
Promissory note	5,000	-
Government loan	4,499	-